Financial Assets and Liabilities - Summary of Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 2,326	$ 1,930
Bank guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	481	500
Net investment in sublease
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	414	0
Letter of credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	1,179	1,178
Security deposit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 252	$ 252